Clearing Organizations (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Principal Transaction Revenue [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 76,100
Net Notional Value Of Unsettled Contracts	2,400,000
Margin Deposits And Guaranty Funds Assets Received Or Pledged	87,200	$ 77,000
Contribution Of Own Cash To Guaranty Fund	250
Contribution Made Deposits Depleted	100
Restricted Cash and Cash Equivalents, Noncurrent	263	297
ICE Clear Europe
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	150
Restricted Cash and Cash Equivalents, Noncurrent		$ 100
Cash Deposits	31,000
Cash Deposits Invested in Sovereign Debt	8,200
Futures and Options Products [Member]
Principal Transaction Revenue [Line Items]
Cash Deposits	25,000
ICE Clear Credit
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	50
Cash Deposits	15,800
Cash Deposits Held in Federal Reserve Bank	7,200
Cash Deposits Under Reverse Purchase Agreements	5,700
Ice Clear Europe Cds Guaranty Fund [Member]
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	50
To Be Utilized After Available Funds Of Defaulting	25
To Be Utilized Pro Rata Along With Other Non Defaulting	25
Ice Clear Us [Member]
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	50
Otc European Cds Contracts [Member]
Principal Transaction Revenue [Line Items]
Cash Deposits	$ 6,000